Restricted Bank Deposits and Short-term Bank Deposits	12 Months Ended
Dec. 31, 2017
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Restricted Bank Deposits and Short-term Bank Deposits
29	RESTRICTED BANK DEPOSITS AND SHORT-TERM BANK DEPOSITS

	2017	2016
	RMB million	RMB million
Bank deposits with original maturity over a year	—	3
Restricted bank deposits	51	40

	51	43